Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events
Subsequent Events
38.	Subsequent Events

Kookmin Bank sold 8,355,742 shares of KB Financial Group Inc. for the period from January 14, 2011 through March 25, 2011, and accordingly, the remaining KB Financial Group Inc.'s shares which are now owned by Kookmin Bank is 34,966,962 shares.

On February 28, 2011, Kookmin Bank reorganized its credit card business segment and established a new separate credit card company, KB Kookmin Card Co., Ltd., on March 2, 2011.

KB investment & Securities Co., Ltd. merged with KB Future Co., Ltd. on March 12, 2011.